Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	FIRST EAGLE OVERSEAS VARIABLE FUND
Central Index Key	0001000249
Amendment Flag	false
Document Creation Date	Jan. 02, 2015
Document Effective Date	Jan. 02, 2015
Prospectus Date	Apr. 30, 2014